GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2020 (Unaudited)

Shares	Common Stocks: 100.3%	Value
	Appliances: 7.0%
551,000	Haier Electronics Group Co., Ltd.	$2,004,134
181,009	Zhejiang Supor Cookware	2,112,790
		4,116,924
	Auto/Cars - Light Trucks: 3.7%
1,074,000	Geely Automobile Holdings Ltd.	2,165,619

	Auto/Truck Parts & Equipment: 3.5%
1,021,480	Weichai Power Co., Ltd. - H Shares	2,069,765

	Building Products: 9.9%
284,000	Anhui Conch Cement Co., Ltd. - H Shares	1,968,884
252,820	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	2,019,968
1,002,000	China Lesso Group Holdings Ltd.	1,817,226
		5,806,078
	Casino Hotels: 3.0%
257,000	Galaxy Entertainment Group Ltd.	1,738,144

	Commercial Banks: 3.3%
405,000	China Merchants Bank Co., Ltd. - H Shares	1,927,224

	Computer Data Security: 3.3%
377,850	Venustech Group Inc.	1,933,111

	E-Commerce/Services: 12.2%
9,100	Alibaba Group Holding Ltd. - ADR	2,675,218
21,300	Autohome Inc.	2,044,800
31,700	JD.com Inc.	2,460,237
		7,180,255
	Food-Dairy Products: 3.6%
374,800	Inner Mongolia Yili Industrial Group Co., Ltd.	2,141,542

	Gas-Distribution: 3.5%
456,000	China Resources Gas Group Ltd.	2,044,819

	Home Furniture: 3.5%
535,700	Suofeiya Home Collection	2,090,764

	Industrial Automation: 3.0%
159,100	Hollysys Automation Technologies Ltd.	1,758,055

	Insurance: 3.1%
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,818,034

	Internet Application Software: 3.6%
31,600	Tencent Holdings Ltd.	$2,130,668

	Internet Content - Entertainment: 3.7%
4,775	NetEase Inc. - ADR	2,171,049

	Machinery-General Industry: 7.1%
787,000	Haitian International Holdings Ltd.	1,838,423
636,500	Sany Heavy Industry Co., Ltd.	2,348,517
		4,186,940
	Pharmaceuticals: 9.2%
1,526,000	China Medical System Holdings	1,692,500
934,000	CSPC Pharmaceutical Group Ltd.	1,830,136
1,696,500	Sino Biopharmaceutical Ltd.	1,868,882
		5,391,518
	Public Thoroughfares: 2.4%
1,650,000	Shenzhen Expressway Co., Ltd. - H Shares	1,438,154

	Real Estate Operations/Development: 2.2%
522,000	China Overseas Land & Investments Ltd.	1,318,364

	Retail - Apparel/Shoe: 2.7%
2,914,000	China Lilang Ltd.	1,605,152

	Schools: 3.5%
14,000	New Oriental Education & Technology Group Inc. - ADR*	2,093,000

	Web Portals: 3.3%
15,300	Baidu Inc.*	$1,936,827

	Total Common Stocks	59,062,006
	(cost $42,355,602)

	Total Investments in Securities	59,062,006
	(cost $42,355,602): 100.3%

	Liabilities in excess of assets: (0.3%)	(170,666)

	Net Assets: 100.0%	$58,891,340

*	Non-income producing security.

 ADR - American Depository Receipt